Other Financial Liabilities	12 Months Ended
Mar. 31, 2026
Disclosure of financial liabilities [abstract]
Other Financial Liabilities	Other Financial Liabilities

	JPY (millions) As of March 31
	2025	2026
Derivative financial instruments (Note 26)	¥16,528	¥20,524
Lease liabilities (Note 26)	573,325	594,520
Financial liabilities associated with programs to sell certain receivables	67,223	79,788
Financial liabilities associated with contingent consideration arrangements (Note 26)	4,362	3,185
Other	108,582	14,452
Total	¥770,020	¥712,469
Non-current	¥550,900	¥571,248
Current	¥219,120	¥141,220
As of March 31, 2025, “Other” mainly includes deposits related to certain vaccines operations.